FAIR VALUE OF ASSETS AND LIABILITIES (Details 7) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value of assets and liabilities [Line Items]
Effect on fairvalue of assets due to increase in basis point		$ 0
Effect on fair value of assets due to decrease in basis point		$ 0
Discounted cash flow [member]
Disclosure of fair value of assets and liabilities [Line Items]
Interest rate, significant unobservable inputs, assets	11.36%	11.46%
Discounted cash flow [member] | Yield [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Fair Value	$ 3,118	$ 16,895
Interest rate, significant unobservable inputs, assets	(0.11%)	(0.12%)
Effect on fairvalue of assets due to increase in basis point	$ 3,292	$ 16,766
Effect on fair value of assets due to decrease in basis point	$ 2,985	17,056
Market comparable prices [member] | PA Viva Malls [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Interest rate, significant unobservable inputs, assets
Market comparable prices [member] | Price [Member] | PA Viva Malls [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Fair Value	$ 757,886	$ 388,595
Interest rate, significant unobservable inputs, assets
Effect on fairvalue of assets due to increase in basis point
Effect on fair value of assets due to decrease in basis point
Debt securities [member]
Disclosure of fair value of assets and liabilities [Line Items]
Fair Value	$ 300,167	132,687
Debt securities [member] | Discounted cash flow [member] | Yield [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Fair Value		$ 2,350
Interest rate, significant unobservable inputs, assets		(0.12%)
Effect on fairvalue of assets due to increase in basis point		$ 2,297
Effect on fair value of assets due to decrease in basis point		2,388
Trading equity securities [member] | Market comparable prices [member]
Disclosure of fair value of assets and liabilities [Line Items]
Interest rate, significant unobservable inputs, assets
Trading equity securities [member] | Market comparable prices [member] | Price [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Fair Value	$ 1,343,604	$ 1,178,678
Interest rate, significant unobservable inputs, assets
Effect on fairvalue of assets due to increase in basis point
Effect on fair value of assets due to decrease in basis point
Equity securities held for sale [Member] | Market comparable prices [member] | Price [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Fair Value	$ 2,486
Interest rate, significant unobservable inputs, assets
Effect on fairvalue of assets due to increase in basis point
Effect on fair value of assets due to decrease in basis point
Securities issued by other financial institutions [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Fair Value	$ 297,049	117,758
Corporate bonds [Member] | Discounted cash flow [member] | Yield [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Interest rate, significant unobservable inputs, assets	0.81%
Option contract [member] | Black-Scholes [Member] | Recovery rate [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Fair Value	$ 14,249	$ 41,496
Interest rate, significant unobservable inputs, assets	4.99%	25.00%
Effect on fairvalue of assets due to increase in basis point	$ 14,142	$ 41,668
Effect on fair value of assets due to decrease in basis point	14,280	41,661
Forward contract [member] | Discounted cash flow [member] | Credit spread [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Fair Value	$ 73,069	$ 106,921
Interest rate, significant unobservable inputs, assets	2.41%	5.01%
Effect on fairvalue of assets due to increase in basis point	$ 72,886	$ 106,759
Effect on fair value of assets due to decrease in basis point	73,263	107,346
Swap contract [member] | Discounted cash flow [member] | Credit spread [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Fair Value	$ 176,499	$ 201,185
Interest rate, significant unobservable inputs, assets	1.95%	5.86%
Effect on fairvalue of assets due to increase in basis point	$ 170,701	$ 200,098
Effect on fair value of assets due to decrease in basis point	182,343	202,279
TIPS, securities issued by other institutions one [Member] | Debt securities [member] | Discounted cash flow [member] | Yield [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Fair Value	$ 236,236	$ 22,651
Interest rate, significant unobservable inputs, assets	0.63%	0.32%
Effect on fairvalue of assets due to increase in basis point	$ 225,867	$ 22,484
Effect on fair value of assets due to decrease in basis point	235,382	22,807
TIPS, securities issued by other institutions two [Member] | Debt securities [member] | Discounted cash flow [member] | Liquidity risk premium [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Fair Value	$ 236,236	$ 22,651
Interest rate, significant unobservable inputs, assets	4.48%	9.58%
Effect on fairvalue of assets due to increase in basis point	$ 226,007	$ 22,377
Effect on fair value of assets due to decrease in basis point	235,228	$ 22,687
TIPS, securities issued by other institutions TIPS three [Member] | Debt securities [member] | Prepayment speed [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Interest rate, significant unobservable inputs, assets
TIPS, securities issued by other institutions TIPS three [Member] | Debt securities [member] | Discounted cash flow [member] | Prepayment speed [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Fair Value	$ 236,236	$ 22,651
Interest rate, significant unobservable inputs, assets
Effect on fairvalue of assets due to increase in basis point	$ 231,087	22,557
Effect on fair value of assets due to decrease in basis point	230,152	22,509
Other bonds, securities issued by other institutions [Member] | Debt securities [member] | Discounted cash flow [member] | Yield [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Fair Value	$ 41,776	$ 75,862
Interest rate, significant unobservable inputs, assets	0.81%	2.14%
Effect on fairvalue of assets due to increase in basis point	$ 35,305	$ 68,621
Effect on fair value of assets due to decrease in basis point	38,282	73,182
Securitisations, securities issued by other institutions [Member] | Debt securities [member] | Discounted cash flow [member] | Yield [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Fair Value	$ 10,919
Interest rate, significant unobservable inputs, assets	(1.19%)
Effect on fairvalue of assets due to increase in basis point	$ 10,825
Effect on fair value of assets due to decrease in basis point	11,014
Time deposit, securities issued by other institutions [Member] | Debt securities [member] | Discounted cash flow [member] | Yield [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Fair Value	$ 8,118
Interest rate, significant unobservable inputs, assets	1.81%
Effect on fairvalue of assets due to increase in basis point	$ 8,056
Effect on fair value of assets due to decrease in basis point	8,184
TIPS, securities issued by other institutions [Member] | Debt securities [member] | Discounted cash flow [member]
Disclosure of fair value of assets and liabilities [Line Items]
Fair Value	$ 236,236	$ 22,651
Bottom of range [member] | Option contract [member] | Black-Scholes [Member] | Recovery rate [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Interest rate, significant unobservable inputs, assets	0.06%
Bottom of range [member] | Forward contract [member] | Discounted cash flow [member] | Credit spread [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Interest rate, significant unobservable inputs, assets	0.00%	0.00%
Bottom of range [member] | Swap contract [member] | Discounted cash flow [member] | Credit spread [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Interest rate, significant unobservable inputs, assets	0.00%	0.00%
Bottom of range [member] | TIPS, securities issued by other institutions one [Member] | Debt securities [member] | Discounted cash flow [member] | Yield [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Interest rate, significant unobservable inputs, assets	0.43%	0.23%
Bottom of range [member] | TIPS, securities issued by other institutions two [Member] | Debt securities [member] | Discounted cash flow [member] | Liquidity risk premium [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Interest rate, significant unobservable inputs, assets	0.00%	0.00%
Bottom of range [member] | Other bonds, securities issued by other institutions [Member] | Debt securities [member] | Discounted cash flow [member] | Yield [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Interest rate, significant unobservable inputs, assets	(0.11%)	0.75%
Bottom of range [member] | Securitisations, securities issued by other institutions [Member] | Debt securities [member] | Discounted cash flow [member] | Yield [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Interest rate, significant unobservable inputs, assets	2.24%
Bottom of range [member] | Time deposit, securities issued by other institutions [Member] | Debt securities [member] | Discounted cash flow [member] | Yield [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Interest rate, significant unobservable inputs, assets	1.77%
Top of range [member] | Market comparable prices [member] | Price [Member] | PA Viva Malls [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Interest rate, significant unobservable inputs, assets
Top of range [member] | Debt securities [member] | Discounted cash flow [member] | Yield [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Interest rate, significant unobservable inputs, assets	0.76%
Top of range [member] | Trading equity securities [member] | Market comparable prices [member] | Price [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Interest rate, significant unobservable inputs, assets
Top of range [member] | Equity securities held for sale [Member] | Market comparable prices [member] | Price [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Interest rate, significant unobservable inputs, assets
Top of range [member] | Option contract [member] | Black-Scholes [Member] | Recovery rate [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Interest rate, significant unobservable inputs, assets	23.75%
Top of range [member] | Forward contract [member] | Discounted cash flow [member] | Credit spread [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Interest rate, significant unobservable inputs, assets	16.54%	20.05%
Top of range [member] | Swap contract [member] | Discounted cash flow [member] | Credit spread [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Interest rate, significant unobservable inputs, assets	21.31%	23.44%
Top of range [member] | TIPS, securities issued by other institutions one [Member] | Debt securities [member] | Discounted cash flow [member] | Yield [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Interest rate, significant unobservable inputs, assets	10.35%	0.76%
Top of range [member] | TIPS, securities issued by other institutions two [Member] | Debt securities [member] | Discounted cash flow [member] | Liquidity risk premium [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Interest rate, significant unobservable inputs, assets	10.35%	10.35%
Top of range [member] | TIPS, securities issued by other institutions TIPS three [Member] | Debt securities [member] | Discounted cash flow [member] | Prepayment speed [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Interest rate, significant unobservable inputs, assets
Top of range [member] | Other bonds, securities issued by other institutions [Member] | Debt securities [member] | Discounted cash flow [member] | Yield [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Interest rate, significant unobservable inputs, assets	0.76%	1.20%
Top of range [member] | Securitisations, securities issued by other institutions [Member] | Debt securities [member] | Discounted cash flow [member] | Yield [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Interest rate, significant unobservable inputs, assets	(3.43%)
Top of range [member] | Time deposit, securities issued by other institutions [Member] | Debt securities [member] | Discounted cash flow [member] | Yield [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Interest rate, significant unobservable inputs, assets	1.86%